6. Accrued Expenses: Schedule of accrued expenses (Tables)	9 Months Ended
Mar. 31, 2014
Tables/Schedules
Schedule of accrued expenses

	March 31, 2014	June 30, 2013
Accrued compensation	$24,110	$19,207
Accrued payroll liabilities	3,363	1,833
Accrued expense	6,084	3,769
Accrued professional fees	-	-
Accrued interest	4,550	9,370
Total	$38,107	$34,179